Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 07, 2011	Dec. 26, 2010
Basis of Presentation (Textual) [Abstract]
Number of week used for fiscal year every sixth year by entity	364 days
Number of week used for fiscal year every seventh year by entity	371 days
Reverse stock split	1 - for - 25	1 - for - 25
Common stock, shares outstanding	32,087,000	2,269,000	56,700,000	1,230,000
Shares of common stock held	25	25
Minimum percentage of ownership by domestic citizens subsidiary in shipping business	75.00%	75.00%